SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Significant Accounting Policies [Line Items]
Advertising expenses	$ 7,353	$ 0	$ 287,070
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Statutory reserves	$ 0
Appropriations to general reserve or statutory reserve	0	0	0
Tax effect of cumulative foreign currency translation adjustments included in other comprehensive income (loss)	0	0	0
Cash subsidies granted by local government	$ 0	$ 135,265	$ 1,484,789
Subsidiaries
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Percentage rate of registered capital, general reserve reached, appropriation not required	50.00%
Consolidated VIEs
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to statutory reserve under PRC Law	10.00%
Percentage rate of registered capital, statutory reserve reached, appropriation not required	50.00%